Financial Assets and Financial Liabilities - VTB Facilities - Additional Information (Parenthetical) (Detail) ₽ in Millions	12 Months Ended
Dec. 31, 2018 RUB (₽)
VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Cash flows arising from settlement of VTB credit facilities	₽ 5,000